Customer and Vendor Concentration (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Schedules of customer concentration of risk
Revenue		$ 3,749,023	$ 1,798,626	$ 11,933,433
Accounts Receivable				$ 855,963
Concentration risk, percentage				100.00%
Revenue [Member]
Schedules of customer concentration of risk
Revenue		$ 3,749,023	$ 1,798,626
Concentration risk, percentage		100.00%	100.00%
Revenue [Member] | Customer A [Member]
Schedules of customer concentration of risk
Revenue		$ 978,207	$ 342,227
Concentration risk, percentage		26.00%	19.00%
Revenue [Member] | Customer B [Member]
Schedules of customer concentration of risk
Revenue		$ 1,248,790	$ 1,168,602
Concentration risk, percentage		33.00%	65.00%
Revenue [Member] | Customer C [Member]
Schedules of customer concentration of risk
Revenue		$ 920,622	$ 104,389
Concentration risk, percentage		25.00%	6.00%
Revenue [Member] | Other customer [Member]
Schedules of customer concentration of risk
Revenue		$ 601,404	$ 183,408
Concentration risk, percentage		16.00%	10.00%
Customer Concentration Risk [Member] | Customer A [Member]
Schedules of customer concentration of risk
Revenue				$ 4,094,994
Concentration risk, percentage				34.00%
Customer Concentration Risk [Member] | Customer B [Member]
Schedules of customer concentration of risk
Revenue				$ 6,424,766
Concentration risk, percentage				54.00%
Customer Concentration Risk [Member] | Other customer [Member]
Schedules of customer concentration of risk
Revenue				$ 1,413,673
Concentration risk, percentage				12.00%
Accounts Receivable [Member]
Schedules of customer concentration of risk
Accounts Receivable		$ 1,284,026		$ 855,963
Concentration risk, percentage		100.00%		100.00%
Accounts Receivable [Member] | Customer A [Member]
Schedules of customer concentration of risk
Accounts Receivable		$ 368,711		$ 392,453
Concentration risk, percentage		29.00%		46.00%
Accounts Receivable [Member] | Customer B [Member]
Schedules of customer concentration of risk
Accounts Receivable		$ 438,405		$ 442,885
Concentration risk, percentage		34.00%		52.00%
Accounts Receivable [Member] | Customer C [Member]
Schedules of customer concentration of risk
Accounts Receivable
Concentration risk, percentage		0.00%		0.00%
Accounts Receivable [Member] | Customer D [Member]
Schedules of customer concentration of risk
Accounts Receivable		$ 300,000
Concentration risk, percentage		23.00%		0.00%
Accounts Receivable [Member] | Other customer [Member]
Schedules of customer concentration of risk
Accounts Receivable		$ 176,910		$ 20,625
Concentration risk, percentage		14.00%		2.00%